Earnings (Loss) per Common Share - Schedule of Earnings per Common Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net income attributable to Navient Corporation	$ (84)	$ 176	$ 112	$ 88	$ 145	$ 230	$ 125	$ 181	$ 292	$ 681	$ 984
Denominator:
Weighted average shares used to compute basic EPS									275	316	376
Effect of dilutive securities:
Dilutive effect of stock options, restricted stock, restricted stock units, performance stock units and Employee Stock Purchase Plan (“ESPP”)									6	6	6
Dilutive potential common shares									6	6	6
Weighted average shares used to compute diluted EPS									281	322	382
Basic earnings per common share attributable to Navient Corporation	$ (0.32)	$ 0.65	$ 0.40	$ 0.31	$ 0.49	$ 0.74	$ 0.39	$ 0.53	$ 1.06	$ 2.15	$ 2.62
Diluted earnings per common share attributable to Navient Corporation	$ (0.32)	$ 0.64	$ 0.39	$ 0.30	$ 0.48	$ 0.73	$ 0.38	$ 0.53	$ 1.04	$ 2.12	$ 2.58